7. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Sales commitments
Fixed-Price Contracts
Ethanol	$70
WDG	521
Total	$591

Indexed-Price Contracts (Volume)
Ethanol (gallons)	97,708
WDG (tons)	55